Fair Value of Financial Instruments - Schedule of Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Assets:
Contingent sale consideration receivable	$ 1,463,518	$ 1,463,163
Liabilities:
Derivative financial instruments	75,732
Convertible notes payable to related party	4,235,519	671,025
Total liabilities	4,311,251	671,025
Level 1 [Member]
Assets:
Contingent sale consideration receivable
Liabilities:
Derivative financial instruments
Convertible notes payable to related party
Total liabilities
Level 2 [Member]
Assets:
Contingent sale consideration receivable
Liabilities:
Derivative financial instruments
Convertible notes payable to related party
Total liabilities
Level 3 [Member]
Assets:
Contingent sale consideration receivable	1,463,518	1,463,163
Liabilities:
Derivative financial instruments	75,732
Convertible notes payable to related party	4,235,519	671,025
Total liabilities	$ 4,311,251	$ 671,025